Disclosure of range of exercise prices of outstanding share options (Details)	Aug. 31, 2018 CAD ($) yr	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Statement [Line Items]
Number of Options Outstanding	11,345,000	10,335,000	10,640,000	9,775,000
Number of Options Exercisable	7,816,250	7,223,750	7,551,250
Exercise Price Range 1 [Member]
Statement [Line Items]
Number of Options Outstanding	1,035,000
Number of Options Exercisable	1,035,000
Weighted average remaining contractual life of outstanding share options | yr	0.5
Exercise Price Range 1 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.60
Exercise Price Range 1 [Member] | Top of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.84
Exercise Price Range 2 [Member]
Statement [Line Items]
Number of Options Outstanding	1,140,000
Number of Options Exercisable	1,117,500
Weighted average remaining contractual life of outstanding share options | yr	0.7
Exercise Price Range 2 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.40
Exercise Price Range 2 [Member] | Top of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.59
Exercise Price Range 3 [Member]
Statement [Line Items]
Number of Options Outstanding	585,000
Number of Options Exercisable	438,750
Weighted average remaining contractual life of outstanding share options | yr	1.7
Exercise Price Range 3 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.30
Exercise Price Range 3 [Member] | Top of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.39
Exercise Price Range 4 [Member]
Statement [Line Items]
Number of Options Outstanding	1,770,000
Number of Options Exercisable	1,488,750
Weighted average remaining contractual life of outstanding share options | yr	1.8
Exercise Price Range 4 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.20
Exercise Price Range 4 [Member] | Top of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.29
Exercise Price Range 5 [Member]
Statement [Line Items]
Number of Options Outstanding	6,815,000
Number of Options Exercisable	3,736,250
Weighted average remaining contractual life of outstanding share options | yr	2.2
Exercise Price Range 5 [Member] | Bottom of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.11
Exercise Price Range 5 [Member] | Top of range [Member]
Statement [Line Items]
Exercise Price Range	$ 0.19